Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Details of reserves, net of taxes
(1)	Details of reserves, net of taxes, as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Valuation gain on FVOCI	~~W~~	176,208	173,281
Other comprehensive income of investments in associates and joint ventures		182,702	173,477
Valuation gain (loss) on derivatives		(1,488)	14,463
Foreign currency translation differences for foreign operations		29,794	30,012

	~~W~~	387,216	391,233

Changes in reserves
(2)	Changes in reserves for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	Valuation gain on financial assets at FVOCI		Other comprehensive income of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance as of January 1, 2022	~~W~~	633,240	53,770	33,918	14,310	735,238
Changes, net of taxes		(459,959)	119,707	(19,455)	15,702	(344,005)
Balance as of December 31, 2022	~~W~~	173,281	173,477	14,463	30,012	391,233
Changes, net of taxes		2,927	9,225	(15,951)	(218)	(4,017)

Balance as of December 31, 2023	~~W~~	176,208	182,702	(1,488)	29,794	387,216

Valuation gain (loss) on available-for-sale financial assets [Member]
Statement [LineItems]
Changes in reserves
(3)	Changes in valuation gain on financial assets at FVOCI for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Balance as of January 1	~~W~~	173,281	633,240
Amount recognized as other comprehensive income for the year, net of taxes		(18,883)	(490,959)
Amount reclassified to retained earnings, net of taxes		21,810	31,000

Balance as of December 31	~~W~~	176,208	173,281

Valuation gain (loss) on derivatives [Member]
Statement [LineItems]
Changes in reserves
(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Balance as of January 1	~~W~~	14,463	33,918
Amount recognized as other comprehensive income for the year, net of taxes		(18,725)	(25,630)
Amount reclassified to profit, net of taxes		2,774	6,175

Balance as of December 31	~~W~~	(1,488)	14,463